May 24, 2018

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 Fund

Wilshire 2025 Fund

Wilshire 2035 Fund

Wilshire Global Allocation Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses, Statutory Prospectus, and Statement of Additional Information (“SAI”), each dated May 1, 2018

Effective May 25, 2018, Elizabeth Yakes, CFA, will no longer serve as a Portfolio Manager to the Funds. Accordingly, all references to Elizabeth Yakes should be considered deleted in their entirety from the Summary Prospectus for each Fund and the Statutory Prospectus and SAI for the Funds.

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.